Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 181	$ 68
Interest income on impaired loans	[1]	26,977	29,116	$ 24,991
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		7,539
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		463
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 310	$ 384

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $29,173 for the year ended October 31, 2020 (October 31, 2019 – $32,436; October 31, 2018 – $27,854).